Condensed Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended		239 Months Ended	242 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,696,377)	$ (3,744,092)	$ (39,238,740)	$ (20,862,200)	$ (172,263,028)	$ (173,959,405)
Adjustments to reconcile net loss to net cash used in operating activities:
Common shares issued for license agreements					1,400,000	1,400,000
Warrants issued for legal settlement					(268,187)	(268,187)
Depreciation expense	633	353	3,393	1,412	28,157	28,790
Amortization of debt discounts and other non-cash interest expense		103,336	45,421	3,653,530	12,175,705	16,381,723
New warrants issued to substitute old warrants				57,173	57,173	57,173
Stock-based compensation		811,031	26,064,190	9,950,226	60,422,377	60,422,377
Interest expense from convertible debt converted to warrants					133,063
Interest expense from related party interest converted to common shares			57,915		57,915
Interest expense from additional common shares issued			4,015,040	2,410,506	4,015,040
Loss on extinguishment of debt		1,811,800	1,811,800		44,836,858	44,836,858
Return of equity investment			(222,500)		(222,500)	(222,500)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(1,960)		12,784	(12,732)	(13,645)	(15,605)
Accounts payable and accrued expenses	788,903	9,738	(1,330,941)	(409,757)	1,853,307	2,642,210
Net cash used in operating activities	(908,801)	(1,007,834)	(8,781,638)	(5,211,842)	(47,787,765)	(48,696,566)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of fixed assets	(794)		(6,182)	(2,118)	(35,590)	(36,384)
Common shares issued in reverse merger, net			5,149		5,149	5,149
Net cash provided by (used in) investing activities	(794)		(1,033)	(2,118)	(30,441)	(31,235)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of warrants		176,819	176,819	1,515,529	2,888,998	2,888,998
Proceeds from sale of common shares and warrants	623,000	1,050,000	532,500	428,500	21,445,512	22,068,512
Proceeds from sale of common shares- related party			1,050,000	100,000	1,150,000	1,150,000
Borrowings on debt				2,300,000	17,037,500	19,162,000
Borrowings on related party debt	150,000		240,000	2,130,000	4,445,000	12,187,500
Borrowings on convertible debt- related party			6,800,000		7,592,500
Borrowing on convertible debt			2,124,500		2,124,500
Principal repayments on debt		(160,000)	(1,725,000)	(300,000)	(7,475,000)	(7,475,000)
Principal repayments on related party debt		(200,000)	(563,800)	(630,000)	(1,193,800)	(1,193,800)
Net cash provided by financing activities	773,000	866,819	8,635,019	5,544,029	48,015,210	48,788,210
NET (DECREASE) INCREASE IN CASH	(136,595)	(141,015)	(147,652)	330,069	197,004	60,409
Cash, beginning of the period	197,004	344,656	344,656	14,587
Cash, end of the period	60,409	203,641	197,004	344,656	197,004	60,409
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest		714,036	753,558	535,261	2,601,625	2,601,625
Cash paid for income taxes
NON-CASH INVESTING AND FINANCING ACTIVITIES
Warrants and common shares issued with debt				771,377	7,244,532	7,244,532
Common shares issued with related party debt				2,206,278	2,206,278	2,206,278
Warrants and common shares issued for debt		230,000	230,000	250,000	9,766,953	9,766,953
Common shares issued for forgiveness of related party debt		105,000	105,000	4,000,000	4,105,000	4,105,000
Common shares repurchased with debt					60,000	60,000
Warrants issued for legal settlement					114,249	11,249
Common shares issued for conversion of convertible debt upon merger			11,433,200		11,433,200	11,433,200
Beneficial conversion feature on converted debt					$ 169,486	$ 169,486